                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4132

                        RIVERSOURCE SELECTED SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 3/31

Date of reporting period: 9/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PRECIOUS METALS AND MINING FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
SEPTEMBER 30, 2008


RIVERSOURCE PRECIOUS METALS AND MINING FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    6

Fund Expenses Example..............   10

Portfolio of Investments...........   13

Statement of Assets and
  Liabilities......................   17

Statement of Operations............   18

Statements of Changes in Net
  Assets...........................   19

Financial Highlights...............   20

Notes to Financial Statements......   25

Approval of Investment Management
  Services Agreement...............   39

Proxy Voting.......................   42



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
2  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Precious Metals and Mining Fund (the Fund) Class A shares declined
  27.37% (excluding sales charge) for the six months ended Sept. 30, 2008. Portfolio turnover for the period was 203%.

> The Fund underperformed its benchmark, the Philadelphia Stock Exchange Gold &
  Silver Index, which declined 25.40% for the same period.

> The Fund outperformed its peer group, as represented by the Lipper Gold Funds
  Index, which declined 30.03% during that time frame.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2008 )
--------------------------------------------------------------------------------


                               6 months*   1 year  3 years  5 years  10 years
-----------------------------------------------------------------------------
RiverSource Precious Metals
  and Mining Fund Class A
  (excluding sales charge)      -27.37%   -27.71%   +8.89%   +9.46%   +11.75%
-----------------------------------------------------------------------------
Philadelphia Stock Exchange
  Gold & Silver Index(1)
  (unmanaged)                   -25.40%   -21.60%   +6.22%   +8.73%    +7.31%
-----------------------------------------------------------------------------
Lipper Gold Funds Index(2)      -30.03%   -23.92%  +12.38%  +13.82%   +14.35%
-----------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting RiverSource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Philadelphia Stock Exchange Gold & Silver Index is an unmanaged capitalization-weighted index which includes the leading companies involved in the mining of gold and silver. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Gold Funds Index includes the 10 largest gold funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
           X              MEDIUM   SIZE
           X              SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                             Total
----------------------------------
Class A                      1.33%
----------------------------------
Class B                      2.10%
----------------------------------
Class C                      2.08%
----------------------------------
Class I                      0.93%
----------------------------------
Class R4                     1.22%
----------------------------------



The RiverSource Precious Metals and Mining Fund is a narrowly-focused sector fund and it may exhibit higher volatility than funds with broader investment objectives. See the fund's prospectus for specific risks associated with the Fund.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
4  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2008
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  4/22/85)                 -27.37%   -27.71%   +8.89%   +9.46%   +11.75%       N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -27.72%   -28.29%   +8.03%   +8.61%   +10.89%       N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -27.63%   -28.17%   +8.09%   +8.65%      N/A     +16.08%
-------------------------------------------------------------------------------------
Class I (inception
  7/15/04)                 -27.24%   -27.42%   +9.34%     N/A       N/A     +10.91%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                 -27.21%   -27.27%   +9.23%   +9.75%   +12.01%       N/A
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  4/22/85)                 -31.57%   -31.85%   +6.76%   +8.16%   +11.18%       N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -31.34%   -30.86%   +7.12%   +8.38%   +10.89%       N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -28.35%   -28.69%   +8.09%   +8.65%      N/A     +16.08%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Dear Shareholder,

RiverSource Precious Metals and Mining Fund (the Fund) Class A shares declined 27.37% (excluding sales charge) for the six months ended Sept. 30, 2008. The Fund underperformed its benchmark, the Philadelphia Stock Exchange Gold & Silver Index (Philadelphia Index), which declined 25.40% for the same period. The Fund outperformed its peer group, as represented by the Lipper Gold Funds Index, which declined 30.03% during that time frame. Portfolio turnover for the period was 203%.


SECTOR DIVERSIFICATION (at Sept. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Cash & Cash Equivalents                     8.0%
------------------------------------------------
Gold mining                                87.1%
------------------------------------------------
Silver mining                               4.9%
------------------------------------------------


TOP TEN HOLDINGS (at Sept. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Barrick Gold (Canada)                       9.7%
------------------------------------------------
Goldcorp (Canada)                           9.6%
------------------------------------------------
Kinross Gold (Canada)                       9.0%
------------------------------------------------
Gold Fields ADR (South Africa)              8.6%
------------------------------------------------
Agnico-Eagle Mines (Canada)                 6.4%
------------------------------------------------
Yamana Gold (Canada)                        6.0%
------------------------------------------------
SPDR Gold Trust (United States)             5.8%
------------------------------------------------
AngloGold Ashanti ADR (South Africa)        5.5%
------------------------------------------------
Harmony Gold Mining ADR (South Africa)      5.5%
------------------------------------------------
Newmont Mining (United States)              5.4%
------------------------------------------------


TOP FIVE COUNTRIES (at Sept. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Canada                                     54.8%
------------------------------------------------
South Africa                               24.5%
------------------------------------------------
United States                              15.1%
------------------------------------------------
Peru                                        2.9%
------------------------------------------------
Papua New Guinea                            2.7%
------------------------------------------------


Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SIGNIFICANT PERFORMANCE FACTORS
The price of gold was quite volatile during the past six months amid global economic slowing, rising and falling oil prices, the global liquidity shortage and a strengthening U.S. dollar. Gold traded between $916 per ounce and the low $700s per ounce during the period.

As gold flirted with the $1000 per ounce price level, jewelry demand fell off, particularly from India, the largest jewelry buyer. Strong investment demand was not enough to offset this decline and gold prices pulled back from their highs. We have since seen some recovery in India's jewelry demand, which is helping to stabilize overall demand for precious metals.

During the six-month period, commodity prices declined sharply, suffering from expectations for falling demand. Stocks in this sector were hit hard as hedge fund managers sold positions to cover margin calls and investor redemptions. The rapid strengthening of the U.S. dollar accelerated the sell-off in gold and commodities.

At the same time, we saw supply contract. Mining production declined year over year and central banks across the world have cut back on their own gold sales to maintain their reserves. They have also stopped lending gold. We may see some central banks sell gold to acquire other currencies to inject into the marketplace, but in general, supply has decreased.

Platinum and palladium prices peaked earlier in 2008. Though previously popular in jewelry design, the high price of these metals shifted the jewelry market toward gold. Meanwhile, industrial use of platinum and palladium declined sharply as


  In our view, energy, metals and mining companies appear to be somewhat more solid and in better economic shape than most others.






--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------



auto makers cut back production. Platinum and palladium are used in manufacturing catalytic converters for automobiles. The Fund also benefited from its sizable cash position, which helped cushion it in the declining market and let us take advantage of opportunities we considered attractive.

The primary reason the Fund underperformed the Philadelphia Index is the Index's high concentration. With only 16 stocks in the Index, each holding has a substantial weighting. We don't consider it prudent to hold such a large weighting in any single stock. Thus, the Fund had smaller positions than the Philadelphia Index in several stocks that held up better in the recent difficult market. These included BARRICK GOLD, NEWMONT MINING AND GOLDCORP. We had significant allocations to these better performing stocks, just not as large as those of the benchmark. However, the Fund benefited from having a larger position vs. the benchmark in HARMONY GOLD MINING and by not owning COEUR D'ALENE, which was down significantly.

The Fund also benefited from having a smaller position in FREEPORT-MCMORAN vs. the Philadelphia Index. The stock fell sharply on concerns about copper demand, particularly fear that a post-Olympics China would cut copper imports as residential and commercial construction waned. FREEPORT-MCMORAN was widely held in hedge funds -- sales by these funds exacerbated the stock's price decline. The Fund's small position in this company helped performance relative to the Philadelphia Index.

Reasonably strong performance from the Fund's smaller, non-gold stocks added to relative return. These included PEABODY COAL and ALPHA NATURAL RESOURCES.

CHANGES TO THE FUND'S PORTFOLIO
During the period, we held a fairly small number of stocks in the portfolio, approximately 25. We focused more on mid- to large-size company stocks and generally avoided a number of small-cap stocks that performed poorly during the period. Over the course of the six months, we sold commodity-related stocks such as the Fund's coal stocks and used the proceeds to increase the Fund's cash position and its concentration in large-cap gold stocks.


--------------------------------------------------------------------------------
8  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


OUR FUTURE STRATEGY
It appears that central bank efforts to increase global liquidity may bring some stability to the precious metals and mining segment. The amount of money being injected into the global financial system could benefit commodities and gold over the next several years.

Although we expect a global economic slowdown, we also believe commodity companies generally have very strong balance sheets, sound cash levels, manageable debt and good cash flow. In our view, energy, metals and mining companies appear to be somewhat more solid and in better economic shape than most others.

Though we seem to be in the midst of a cyclical downturn for commodities and precious metals, we believe the secular story of increasing demand and constrained supply will re-emerge. We anticipate that growth in developing countries will fuel significant demand in the long term. Supply is likely to remain tight given limited discoveries and little production growth during the most recent cyclical phase. In addition, there is a mounting dearth of expertise as aging engineers and geoscientists are not replaced by younger counterparts. We believe the long-term trend toward higher demand and the likely lack of meaningful supply growth puts this sector in a position to see a second leg of outperformance in the future.

                               (PHOTO - CLAY HOES)
                    Clay Hoes
                    Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



--------------------------------------------------------------------------------
10  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                                DIRECT AND
                                                                   DIRECT        INDIRECT
                                  BEGINNING        ENDING         EXPENSES       EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING    PAID DURING
                                APRIL 1, 2008  SEPT. 30, 2008  THE PERIOD(A)  THE PERIOD(B)
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $  726.30        $ 5.63         $ 5.67
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.55        $ 6.58         $ 6.63
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $  722.80        $ 8.90         $ 8.94
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.74        $10.40         $10.45
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $  723.70        $ 8.90         $ 8.94
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.74        $10.40         $10.45
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $  727.60        $ 3.77         $ 3.81
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.71        $ 4.41         $ 4.46
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $  727.90        $ 5.07         $ 5.11
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.20        $ 5.92         $ 5.97
-------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class A                             1.30%           .01%        1.31%
----------------------------------------------------------------------
Class B                             2.06%           .01%        2.07%
----------------------------------------------------------------------
Class C                             2.06%           .01%        2.07%
----------------------------------------------------------------------
Class I                              .87%           .01%         .88%
----------------------------------------------------------------------
Class R4                            1.17%           .01%        1.18%
----------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Sept. 30, 2008: -27.37% for Class A, -27.72% for Class B, -27.63% for Class C, -27.24% for Class I and -27.21% for Class R4.


--------------------------------------------------------------------------------
12  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (92.0%)(c)
ISSUER                                                 SHARES                VALUE(a)
CANADA (50.4%)
Agnico-Eagle Mines                                     103,771             $5,714,669
Alamos Gold                                            198,625(b)           1,213,291
Barrick Gold                                           238,336              8,756,464
Gammon Gold                                            190,142(b)           1,349,095
Goldcorp                                               272,565              8,621,230
IAMGOLD                                                696,287              3,840,997
Kinross Gold                                           503,123              8,110,342
PAN American Silver                                     90,720(b)           2,016,706
Red Back Mining                                        175,150(b)           1,055,081
Semafo                                                 373,920(b)             400,591
Silver Standard Resources                               57,940(b)             957,748
Silver Wheaton                                         219,728(b)           1,782,025
Yamana Gold                                            649,217              5,407,978
                                                                      ---------------
Total                                                                      49,226,217
-------------------------------------------------------------------------------------

PAPUA NEW GUINEA (2.5%)
Lihir Gold                                           1,187,857(b)           2,412,190
-------------------------------------------------------------------------------------

PERU (2.7%)
Compania de Minas Buenaventura ADR                     112,760              2,647,605
-------------------------------------------------------------------------------------

SOUTH AFRICA (22.5%)
AngloGold Ashanti ADR                                  213,925              4,941,668
Gold Fields ADR                                        804,166              7,711,952
Harmony Gold Mining ADR                                508,385(b)           4,921,167
Randgold Resources ADR                                 107,615              4,415,443
                                                                      ---------------
Total                                                                      21,990,230
-------------------------------------------------------------------------------------

UNITED STATES (13.9%)
Freeport-McMoRan Copper & Gold                          61,125              3,474,956
Newmont Mining                                         125,751              4,874,109
SPDR Gold Trust                                         61,029(b)           5,191,738
                                                                      ---------------
Total                                                                      13,540,803
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $97,454,497)                                                       $89,817,045
-------------------------------------------------------------------------------------




MONEY MARKET FUND (--%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 2.31%                                      39,779(d)              $39,779
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $39,779)                                                               $39,779
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $97,494,276)(e)                                                    $89,856,824
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPT. 30, 2008


                         CURRENCY TO BE      CURRENCY TO BE    UNREALIZED     UNREALIZED
EXCHANGE DATE               DELIVERED           RECEIVED      APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------
Oct. 1, 2008                   47,371,107         5,781,949      $53,883             $--
                       South African Rand       U.S. Dollar
-----------------------------------------------------------------------------------------
Oct. 1, 2008                      948,193           979,986           --         (27,240)
                              U.S. Dollar   Canadian Dollar
-----------------------------------------------------------------------------------------
Total                                                            $53,883        $(27,240)
-----------------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(e) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $97,494,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


     Unrealized appreciation                          $1,216,000
     Unrealized depreciation                          (8,853,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(7,637,000)
     -----------------------------------------------------------




--------------------------------------------------------------------------------
14  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                        FAIR VALUE AT SEPT. 30, 2008
                         ---------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities                $87,444,634     $2,412,190       $--       $89,856,824
Other financial
  instruments*                   26,643             --        --            26,643
----------------------------------------------------------------------------------
Total                       $87,471,277     $2,412,190       $--       $89,883,467
----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.




--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
16  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
SEPT. 30, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $97,454,497)               $ 89,817,045
  Affiliated money market fund (identified cost $39,779)                 39,779
-------------------------------------------------------------------------------
Total investments in securities (identified cost $97,494,276)        89,856,824
Cash                                                                     13,401
Capital shares receivable                                               241,038
Dividends receivable                                                      3,969
Receivable for investment securities sold                            15,550,138
Reclaims receivable                                                       6,279
Unrealized appreciation on forward foreign currency contracts            53,883
-------------------------------------------------------------------------------
Total assets                                                        105,725,532
-------------------------------------------------------------------------------

LIABILITIES
Capital shares payable                                                  118,972
Payable for investment securities purchased                           7,768,885
Unrealized depreciation on forward foreign currency contracts            27,240
Accrued investment management services fees                               2,160
Accrued distribution fees                                                45,226
Accrued transfer agency fees                                                130
Accrued administrative services fees                                        162
Accrued plan administration services fees                                    34
Other accrued expenses                                                   41,942
-------------------------------------------------------------------------------
Total liabilities                                                     8,004,751
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 97,720,781
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    114,485
Additional paid-in capital                                          122,558,482
Excess of distributions over net investment income                   (5,862,891)
Accumulated net realized gain (loss)                                (11,446,310)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
     currencies                                                      (7,642,985)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 97,720,781
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $83,968,131            9,705,504                       $8.65(1)
Class B                     $11,720,646            1,482,868                       $7.90
Class C                     $ 1,949,991              250,793                       $7.78
Class I                     $     8,697                  989                       $8.79
Class R4                    $    73,316                8,332                       $8.80
----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $9.18. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $    976,214
Interest                                                            17,295
Income distributions from affiliated money market fund              85,233
Fee income from securities lending                                  12,420
  Less foreign taxes withheld                                      (22,017)
--------------------------------------------------------------------------
Total income                                                     1,069,145
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                435,229
Distribution fees
  Class A                                                          136,813
  Class B                                                           83,372
  Class C                                                           11,950
Transfer agency fees
  Class A                                                           98,329
  Class B                                                           15,730
  Class C                                                            2,213
  Class R4                                                              26
Administrative services fees                                        38,589
Plan administration service fee -- Class R4                            131
Compensation of board members                                        1,412
Custodian fees                                                      16,025
Printing and postage                                                25,620
Registration fees                                                   18,897
Professional fees                                                   10,296
Other                                                               13,921
--------------------------------------------------------------------------
Total expenses                                                     908,553
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                    (131)
  Earnings and bank fee credits on cash balances                    (1,393)
--------------------------------------------------------------------------
Total net expenses                                                 907,029
--------------------------------------------------------------------------
Investment income (loss) -- net                                    162,116
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                        (15,518,573)
  Foreign currency transactions                                    (11,043)
  Options contracts written                                         95,664
--------------------------------------------------------------------------
Net realized gain (loss) on investments                        (15,433,952)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                        (22,136,503)
--------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (37,570,455)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(37,408,339)
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                SEPT. 30, 2008  MARCH 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $    162,116    $   (590,616)
Net realized gain (loss) on investments                            (15,433,952)     29,740,529
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                            (22,136,503)    (10,974,118)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       (37,408,339)     18,175,795
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                 --      (6,842,867)
    Class B                                                                 --      (1,014,126)
    Class C                                                                 --        (136,100)
    Class I                                                                 --          (1,058)
    Class R4                                                                --          (7,149)
  Net realized gain
    Class A                                                                 --     (20,894,472)
    Class B                                                                 --      (3,504,872)
    Class C                                                                 --        (455,542)
    Class I                                                                 --          (3,046)
    Class R4                                                                --         (20,937)
----------------------------------------------------------------------------------------------
Total distributions                                                         --     (32,880,169)
----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                    17,067,038      28,540,087
  Class B shares                                                     2,551,299       5,580,025
  Class C shares                                                       591,228       1,096,485
  Class R4 shares                                                       24,300         131,324
Reinvestment of distributions at net asset value
  Class A shares                                                            --      27,199,001
  Class B shares                                                            --       4,420,135
  Class C shares                                                            --         539,444
  Class R4 shares                                                           --          27,526
Payments for redemptions
  Class A shares                                                   (15,675,760)    (26,082,751)
  Class B shares                                                    (5,440,682)     (6,786,647)
  Class C shares                                                      (271,429)       (737,310)
  Class R4 shares                                                      (48,726)       (101,132)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      (1,202,732)     33,826,187
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (38,611,071)     19,121,813
Net assets at beginning of period                                  136,331,852     117,210,039
----------------------------------------------------------------------------------------------
Net assets at end of period                                       $ 97,720,781    $136,331,852
----------------------------------------------------------------------------------------------
Excess of distributions over net investment income                $ (5,862,891)   $ (6,025,007)
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(h)         2008        2007        2006         2005
Net asset value, beginning of period                $11.92      $14.08      $14.73       $8.98       $12.63
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)     (.05)(b)    (.07)       (.04)        (.09)
Net gains (losses) (both realized and
 unrealized)                                         (3.29)       1.98        1.37        5.79        (2.40)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.27)       1.93        1.30        5.75        (2.49)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --       (1.01)      (1.08)         --        (1.16)
Distributions from realized gains                       --       (3.08)       (.87)         --           --
-----------------------------------------------------------------------------------------------------------
Total distributions                                     --       (4.09)      (1.95)         --        (1.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.65      $11.92      $14.08      $14.73        $8.98
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $84        $115         $98         $87          $62
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.30%(e)    1.34%       1.40%       1.46%        1.50%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .37%(e)    (.34%)      (.52%)      (.32%)       (.86%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               203%        241%        114%        111%         196%
-----------------------------------------------------------------------------------------------------------
Total return(f)                                    (27.37%)(g)  16.44%       9.00%      64.03%      (19.94%)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(h)         2008        2007        2006         2005
Net asset value, beginning of period                $10.93      $13.21      $13.93       $8.56       $12.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)    (.15)(b)    (.17)       (.12)        (.17)
Net gains (losses) (both realized and
 unrealized)                                         (3.01)       1.84        1.28        5.49        (2.28)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.03)       1.69        1.11        5.37        (2.45)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --        (.89)       (.96)         --        (1.07)
Distributions from realized gains                       --       (3.08)       (.87)         --           --
-----------------------------------------------------------------------------------------------------------
Total distributions                                     --       (3.97)      (1.83)         --        (1.07)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.90      $10.93      $13.21      $13.93        $8.56
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $12         $19         $18         $20          $17
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                2.06%(e)    2.11%       2.15%       2.22%        2.26%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.42%)(e)  (1.11%)     (1.28%)     (1.10%)      (1.64%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               203%        241%        114%        111%         196%
-----------------------------------------------------------------------------------------------------------
Total return(f)                                    (27.72%)(g)  15.59%       8.13%      62.73%      (20.52%)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                      2008(h)         2008         2007         2006         2005
Net asset value, beginning of period                $10.75       $13.08       $13.81        $8.48       $12.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)     (.14)(b)     (.17)        (.12)        (.16)
Net gains (losses) (both realized and
 unrealized)                                         (2.95)        1.81         1.27         5.45        (2.27)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.97)        1.67         1.10         5.33        (2.43)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.92)        (.96)          --        (1.09)
Distributions from realized gains                       --        (3.08)        (.87)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (4.00)       (1.83)          --        (1.09)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.78       $10.75       $13.08       $13.81        $8.48
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $2           $2           $2           $2
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                2.06%(e)     2.09%        2.15%        2.20%        2.24%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.39%)(e)   (1.06%)      (1.28%)      (1.11%)      (1.61%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               203%         241%         114%         111%         196%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (27.63%)(g)   15.56%        8.14%       62.85%      (20.54%)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                      2008(h)         2008         2007         2006      2005(b)
Net asset value, beginning of period                $12.08       $14.22       $14.86        $9.02       $10.11
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(c)       .01(c)      (.02)         .02         (.02)
Net gains (losses) (both realized and
 unrealized)                                         (3.34)        2.00         1.39         5.82          .14
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.29)        2.01         1.37         5.84          .12
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --        (1.07)       (1.14)          --        (1.21)
Distributions from realized gains                       --        (3.08)        (.87)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (4.15)       (2.01)          --        (1.21)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.79       $12.08       $14.22       $14.86        $9.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 .87%(f)      .94%         .97%        1.00%         .99%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .81%(f)      .06%        (.11%)        .16%        (.28%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               203%         241%         114%         111%         196%
--------------------------------------------------------------------------------------------------------------
Total return                                       (27.24%)(g)   16.93%        9.39%       64.75%         .87%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 15, 2004 (inception date) to March 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                      2008(i)         2008         2007         2006         2005
Net asset value, beginning of period                $12.09       $14.22       $14.86        $9.04       $12.69
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .00(b)      (.05)        (.01)        (.07)
Net gains (losses) (both realized and
 unrealized)                                         (3.33)        2.00         1.39         5.83        (2.40)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.29)        2.00         1.34         5.82        (2.47)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --        (1.05)       (1.11)          --        (1.18)
Distributions from realized gains                       --        (3.08)        (.87)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (4.13)       (1.98)          --        (1.18)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.80       $12.09       $14.22       $14.86        $9.04
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.17%(e)     1.24%        1.24%        1.28%        1.35%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .92%(e)     1.00%        1.23%        1.28%        1.35%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .71%(e)     (.01%)       (.36%)       (.12%)       (.82%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               203%         241%         114%         111%         196%
--------------------------------------------------------------------------------------------------------------
Total return                                       (27.21%)(h)   16.86%        9.18%       64.38%      (19.72%)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(h) Not annualized.
(i) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO SEPT. 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Precious Metals and Mining Fund (the Fund) is a series of RiverSource Selected Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Selected Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in securities of companies in precious metals industries or in mining industries (including precious metals, non-precious metals and special minerals).

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Sept. 30, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurement disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest


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26  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

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rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Sept. 30, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



recognizes a realized gain or loss when the contract is closed or expires. At Sept. 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax

--------------------------------------------------------------------------------
28  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, foreign currency transactions, passive foreign investment company (PFIC) holdings, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for periods beginning after Nov. 15, 2008. As of Sept. 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.675% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Gold Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $79,294 for the six months ended Sept. 30, 2008. The management fee for the six months ended Sept. 30, 2008 was 0.68% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Sept. 30, 2008 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Sept. 30, 2008, other expenses paid to this company were $48.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


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30  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $392,000 and $14,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $81,763 for Class A, $4,861 for Class B and $218 for Class C for the six months ended Sept. 30, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Sept. 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Class R4...........................................  0.98%


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4............................................  $ 131


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until March 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class R4...........................................  1.32%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

BANK FEE CREDITS
During the six months ended Sept. 30, 2008, the Fund's transfer agency fees were reduced by $1,393 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $247,859,545 and $250,441,271, respectively, for the six months ended Sept. 30, 2008. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $12,420 for the six months ended Sept. 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $1,505 for the six months ended Sept. 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At Sept. 30, 2008, the Fund had no securities out on loan.


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32  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                    SIX MONTHS ENDED SEPT. 30, 2008
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                1,513,152           --    (1,448,396)         64,756
Class B                  252,242           --      (503,191)       (250,949)
Class C                   60,822           --       (30,786)         30,036
Class R4                   1,980           --        (4,084)         (2,104)
--------------------------------------------------------------------------------


                                       YEAR ENDED MARCH 31, 2008
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                2,017,196    2,499,908    (1,813,225)      2,703,879
Class B                  439,721      442,014      (484,712)        397,023
Class C                   84,806       54,822       (56,663)         82,965
Class R4                   8,787        2,496        (7,203)          4,080
--------------------------------------------------------------------------------


5. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the six months ended Sept. 30, 2008 are as follows:

                                                  CALLS
                                       CONTRACTS         PREMIUMS
-----------------------------------------------------------------
Balance March 31, 2008                      --          $      --
Opened                                     265            101,229
Closed                                    (265)          (101,229)
-----------------------------------------------------------------
Balance Sept. 30, 2008                      --          $      --
-----------------------------------------------------------------


See "Summary of significant accounting policies."

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $132,050,126 and $142,626,467, respectively, for the six months ended Sept. 30, 2008. The income distributions received with respect

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Sept. 30, 2008, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Under the prior credit facility, the collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Under the prior credit facility, interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. Under the prior credit facility, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended Sept. 30, 2008.

8. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses and PFIC losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At March 31, 2008,

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34  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




the Fund had a PFIC post-October loss of $4,849,573 that is treated for income tax purposes as occurring on April 1, 2008.

It is unlikely the Board will authorize distributions of any net realized capital gains for the Fund until the respective capital loss carry-overs have been offset or expire.

9. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

SECTOR RISK
The Fund invests a significant part of its total assets in securities of companies primarily engaged in exploration, mining, processing or distribution of gold and other precious metals and other related minerals. This may result in greater market fluctuations than would happen with a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.


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       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the

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36  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, Seligman and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies. Seligman does not believe that the foregoing legal action or other possible actions will have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
38  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance, although weaker than previous years, reflected the interrelationship of particularly volatile market conditions with the investment strategies employed by the portfolio management team.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was

--------------------------------------------------------------------------------
40  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



slightly below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT  41

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
42  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2008 SEMIANNUAL REPORT

RIVERSOURCE PRECIOUS METALS AND MINING FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2008 RiverSource Distributors, Inc.                           S-6144 Z (11/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment
Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Selected Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 3, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date December 3, 2008